Earnings per share (Details) - CAD CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation between basic and diluted earnings per share:[Abstract]
Net income	CAD 3,640	CAD 3,538	CAD 3,167
Weighted-average basic shares outstanding (in shares)	776.0	800.7	819.9
Dilutive effect of stock-based compensation (in shares)	3.2	4.4	3.6
Weighted-average diluted shares outstanding (in shares)	779.2	805.1	823.5
Basic earnings per share (in dollars per share)	CAD 4.69	CAD 4.42	CAD 3.86
Diluted earnings per share (in dollars per share)	CAD 4.67	CAD 4.39	CAD 3.85
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Units excluded from the calculation as their inclusion would not have a dilutive effect	1.2	0.8	0.4
Performance share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Units excluded from the calculation as their inclusion would not have a dilutive effect	0.2	0.0	0.0